Transfer of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2023
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The
servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets during fiscal 2022 and 2023 are as follows:

	Millions of yen
	2022	2023
Beginning balance	¥63,754	¥70,254
Increase mainly from loans sold with servicing retained	13,285	9,546
Decrease mainly from amortization	(13,518)	(13,959)
Increase (Decrease) from the effects of changes in foreign exchange rates	6,733	6,424

Ending balance	¥70,254	¥72,265

Fair Value of Servicing Assets	The fair value of the servicing assets as of March 31, 2022 and 2023 are as follows:

	Millions of yen
	March 31, 2022	March 31, 2023
Beginning balance	¥74,135	¥83,732
Ending balance	¥83,732	¥101,375